DISPOSAL OF SUBSIDIARIES AND AFFILIATES - Sale of SPEs (Details) - BRL (R$) R$ in Thousands			12 Months Ended
	Apr. 17, 2020	Jan. 13, 2020	Dec. 31, 2020	Dec. 31, 2019
Investments in subsidiaries, joint ventures and associates [abstract]
Gain (Loss) on sale of SPEs			R$ 16,134	R$ 24,715
Eletronorte
Investments in subsidiaries, joint ventures and associates [abstract]
Ownership interest transferred in auction (in percent)		100.00%
Gain (Loss) on sale of SPEs		R$ 26,038
Updated amount received on sale of SPEs		R$ 44,775
Pedra Branca S.A, So Pedro do Lago S.A, Sete Gameleiras S.A, Baranas I Energtica S.A, Baranas II Energtica S.A, Mussamb Energtica S.A, Morro Branco I Energtica S.A e Banda de Couro Energtica S.A.
Investments in subsidiaries, joint ventures and associates [abstract]
Transaction amount			250,000
Empresa de Transmisso do Alto Uruguai S.A. - ETAU
Investments in subsidiaries, joint ventures and associates [abstract]
Transaction amount			39,134
Brasnorte Transmissora de Energia S.A
Investments in subsidiaries, joint ventures and associates [abstract]
Transaction amount			76,000
Companhia Transudeste de Transmissao
Investments in subsidiaries, joint ventures and associates [abstract]
Transaction amount			77,000
Uirapuru Transmissora de Energia S.A. (UIRAPURU)
Investments in subsidiaries, joint ventures and associates [abstract]
Transaction amount			100,000
Amazonia Eletronorte Transmissora de Energia S.A. (AETE)
Investments in subsidiaries, joint ventures and associates [abstract]
Transaction amount			87,000
Brasventos Eolo Geradora de Energia S.A, Rei dos Ventos 3 Geradora de Energia S.A e Brasventos Miassaba 3 Geradora de Energia S.A.
Investments in subsidiaries, joint ventures and associates [abstract]
Transaction amount			178,000
Eolica Serra das Vacas Holding S.A.
Investments in subsidiaries, joint ventures and associates [abstract]
Transaction amount			74,000
Transmissora Matogressense de Energia S.A
Investments in subsidiaries, joint ventures and associates [abstract]
Transaction amount			118,000
Companhia de Transmissao Centroeste de Minas S.A
Investments in subsidiaries, joint ventures and associates [abstract]
Transaction amount			R$ 45,000
SPE Manaus Transmissora de Energia S.A.
Investments in subsidiaries, joint ventures and associates [abstract]
Ownership interest transferred in auction (in percent)	49.50%
Gain (Loss) on sale of SPEs	R$ 98,146
Updated amount received on sale of SPEs	R$ 251,103